Investments in Unconsolidated Real Estate Ventures - Additional Information (Details)		12 Months Ended
	Nov. 10, 2020 RealEstateVenture	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 07, 2021 USD ($)	Aug. 18, 2021 USD ($)
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity in earnings (loss) of unconsolidated real estate ventures		$ (1,050,250)	$ 0	$ 0
Initial maximum amount available					$ 700,000,000
Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available		60,000,000
SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount		120,000,000
Long-term Line of Credit		67,200,000
Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage facilities | RealEstateVenture	6
Equity in earnings (loss) of unconsolidated real estate ventures		$ 500,000
Equity method investment, ownership percentage		50.00%
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount						$ 68,500,000